Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 GBP (£)
Sell NT$/Buy EUR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01	2018-01
Sell NT$/Buy EUR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-03	2018-02
Sell NT$/Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 18,545.9	$ 6,002.8
Sell NT$/Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €				€ 527.0				€ 169.0
Sell NT$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2018-02
Sell NT$/Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01
Sell NT$/Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-03
Sell NT$/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 4,757.9	$ 996.3
Sell NT$/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 17,200.0				¥ 3,800.0
Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01	2018-01
Sell US$/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			$ 175.6				$ 2.2
Sell US$/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 19,389.0				246.7
Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01	2018-01
Sell US$/Buy RMB [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			318.0				558.0
Sell US$/Buy RMB [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						¥ 2,188.7				¥ 3,679.6
Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01	2018-01
Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-02	2018-02
Sell US$/Buy NT$ [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			127.0				$ 1,661.5
Sell US$/Buy NT$ [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 3,908.6	$ 49,673.3
Sell RMB /Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2018-01
Sell RMB /Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥										39.0
Sell RMB /Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €								€ 5.0
Sell RMB/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2018-01
Sell RMB/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥										409.7
Sell RMB/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥									¥ 7,062.5
Sell RMB/Buy GBP [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2018-01
Sell RMB/Buy GBP [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥										¥ 3.6
Sell RMB/Buy GBP [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | £											£ 0.4
Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01
Sell US$/Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			0.5
Sell US$/Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €				€ 0.4
Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019-01
Sell RMB/Buy US$ [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						¥ 667.5
Sell RMB/Buy US$ [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			$ 97.0